Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated July 14, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated December 30, 2021 for the iShares MSCI BIC ETF (BKF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
All references in the Summary Prospectus, Prospectus and SAI to the name of the Fund’s Underlying Index are hereby changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index

iShares MSCI BIC ETF	MSCI BRIC Index	MSCI BIC Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI BIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated July 14, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated December 30, 2021 for the iShares MSCI BIC ETF (BKF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
All references in the Summary Prospectus, Prospectus and SAI to the name of the Fund’s Underlying Index are hereby changed as follows:

Fund Name	Current Name of Underlying Index	New Name of Underlying Index

iShares MSCI BIC ETF	MSCI BRIC Index	MSCI BIC Index
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.